Clayton Street Trust

Protective Life Dynamic Allocation Series – Conservative Portfolio

Protective Life Dynamic Allocation Series – Growth Portfolio

Protective Life Dynamic Allocation Series – Moderate Portfolio

(the “Funds”)

Supplement dated September 1, 2017

to Currently Effective Statement of Additional Information (“SAI”)

Effective September 1, 2017, the following replaces the corresponding information for the Funds as noted below:

1)	The following replaces in its entirety the second row of the table titled “Officers” under “Trustees and Officers” beginning on page 55:

Susan K. Wold 151 Detroit Street Denver, CO 80206 DOB: 1960	Vice President, Provisional Chief Compliance Officer, and Anti-Money Laundering Officer	9/17-Present	Senior Vice President and Head of Compliance, North America for Janus Henderson (since September 1, 2017); Formerly, Vice President, Head of Global Corporate Compliance, and Chief Compliance Officer for Janus Capital Management (since May 30, 2017); Vice President, Compliance at Janus Capital Group and Janus Capital Management since 2005.

Please retain this Supplement with your records.